Accumulated Deficit (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Accumulated Deficit

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
PRC statutory reserved funds	19,724	20,849	3,444
Unreserved accumulated deficit	(294,197)	(189,268)	(31,265)

	(274,473)	(168,419)	(27,821)